Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data (Unaudited) [Abstract]
Summarized unaudited quarterly financial data

	Three Months Ended
	December 31	September 30	June 30	March 31
	(In Thousands, Except per Share Amounts)

2012:
Interest income	$4,417	$4,549	$4,504	$4,551
Interest expense	1,324	1,366	1,394	1,391
Net interest income	3,093	3,183	3,110	3,160
Provision for loan losses	117	96	101	10
Provision for income taxes	225	284	345	306
Net income	1,037	1,136	1,224	1,135
Net income per share, basic	0.73	0.81	0.87	0.81

2011:
Interest income	$4,657	$4,651	$4,547	$4,536
Interest expense	1,383	1,393	1,505	1,533
Net interest income	3,274	3,258	3,042	3,003
Provision for loan losses	528	303	127	24
Provision for income taxes	234	290	319	252
Net income	974	1,090	1,092	990
Net income per share, basic	0.68	0.78	0.78	0.71